Financial Instruments - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial liabilities	$ 25,935	$ 26,637
Financial liabilities at fair value
Disclosure of financial assets [line items]
Financial liabilities	46,949	107,862
Financial liabilities at amortised cost
Disclosure of financial assets [line items]
Financial liabilities	445,988	515,665
Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 261,717	$ 268,420